Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT and other taxes recoverable	$ 94,225	$ 241,902
Capitalized loan origination fees	72,946	51,190
Prepayments and advances for materials	45,403	60,602
Other receivables	14,185	44,265
Short-term loans issued	859	7,443
Promissory notes received		73
Other current assets	10,696	34,149
Total prepayments and other current assets	$ 238,314	$ 439,624